As filed with the Securities and Exchange Commission on April 1, 2010
                                                                                    Registration Nos. 33-54126
                                                                               811-07332
______________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-1A

                                              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ☒

                                     Pre-Effective Amendment No.                                                 ☐

                                    Post-Effective Amendment No. 86                                          ☒

                                                           and

                             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      ☒

                                                                                         Amendment No. 90                                                         ☒
_______________________________

BLACKROCK FUNDS III
(Exact Name of Registrant as Specified in Charter)

400 Howard Street
San Francisco, CA 94105
(Address of Principal Executive Offices)

Registrant’s Telephone Number: 1-800-882-0052
_______________________________

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Name and Address of Agent for Service)
_______________________________

With copies  to:

John MacKinnon, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	Andrew Josef, Esq. BlackRock Institutional Trust Company, N.A. 400 Howard Street San Francisco, CA 94105
_______________________________

It is proposed that this filing will become effective (check appropriate box)

☐           immediately upon filing pursuant to paragraph (b)
☒          on May 1, 2010 pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           on (date) pursuant to paragraph (a)(1) of Rule 485
☐           75 days after filing pursuant to paragraph (a)(2)
☐           on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 86 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 90 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Funds III (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until May 1, 2010, the effectiveness of the registration statement for the CoreAlpha Bond Fund Class S shares (the “Fund”), filed in Post-Effective Amendment No. 72 on May 13, 2009, pursuant to paragraph (a) of Rule 485 under the Securities Act.  The effectiveness of the Registration Statement of the Fund was previously delayed in Post-Effective Amendment No. 73 on July 24, 2009, in Post-Effective Amendment No. 74 on August 14, 2009, in Post-Effective Amendment No. 75 on August 31, 2009, in Post-Effective Amendment No. 76 on September 29, 2009, in Post-Effective Amendment No. 77 on October 28, 2009, in Post-Effective Amendment No. 79 on November 25, 2009, in Post-Effective Amendment No. 80 on December 18, 2009, in Post-Effective Amendment No. 82 on January 8, 2010 in Post-Effective Amendment No. 83 on February 5, 2010 and in Post-Effective Amendment No. 85 on March 5, 2010, each pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 86 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, BlackRock Funds III (the "Registrant") certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 86 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 1st day of April 2010.

                      BLACKROCK FUNDS III

                      By    /s/ Anne F. Ackerley
                                              Anne F. Ackerley
                                   President and Chief Executive Officer
                                              (Chief Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 86 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Anne F. Ackerley	President and Chief Executive Officer (Chief Executive Officer)	April 1, 2010
Anne F. Ackerley

/s/ Neal J. Andrews	Chief Financial Officer	April 1, 2010
Neal J. Andrews

Richard S. Davis*	Trustee	April 1, 2010
Richard S. Davis

Henry Gabbay*	Trustee	April 1, 2010
Henry Gabbay

David O. Beim*	Trustee	April 1, 2010
David O. Beim

Ronald W. Forbes*	Trustee	April 1, 2010
Ronald W. Forbes

Dr. Matina S. Horner*	Trustee	April 1, 2010
Dr. Matina S. Horner

Rodney D. Johnson*	Trustee	April 1, 2010
Rodney D. Johnson

Herbert I. London*	Trustee	April 1, 2010
Herbert I. London

Cynthia A. Montgomery*	Trustee	April 1, 2010
Cynthia A. Montgomery

Joseph P. Platt, Jr.*	Trustee	April 1, 2010
Joseph P. Platt, Jr.

	Robert C. Robb, Jr.*	Trustee	April 1, 2010
Robert C. Robb, Jr.

	Toby Rosenblatt*	Trustee	April 1, 2010
Toby Rosenblatt

	Kenneth L. Urish*	Trustee	April 1, 2010
Kenneth L. Urish

	Frederick W. Winter*	Trustee	April 1, 2010
Frederick W. Winter

*By:	/s/ Edward B. Baer		April 1, 2010
Edward B. Baer (Attorney-In-Fact)

*
Powers of Attorney, each dated December 3, 2009, for Richard S. Davis, Henry Gabbay, David O. Beim, Ronald W. Forbes, Dr. Matina S. Horner, Rodney D. Johnson, Herbert I. London, Cynthia A. Montgomery, Joseph P. Platt, Jr., Robert C. Robb, Jr., Toby Rosenblatt, Kenneth L. Urish and Frederick W. Winter are incorporated by reference to Post-Effective Amendment No. 84, filed March 2, 2010.